Note 2 - Basis of Presentation and Summary of Significant Accounting Policies - Property and Equipment 2 (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Computer Equipment [Member]
Property and equipment, useful life (Year)	3 years	3 years
Furniture and Fixtures [Member]
Property and equipment, useful life (Year)	5 years	5 years
Leasehold Improvements [Member]
Property and equipment, useful life (Year)	3 years	3 years